Property and equipment, net	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

6 Property and equipment, net

	As of
	April 30, 2025	October 31, 2025	October 31, 2025
	S$	S$	US$
	Audited	Unaudited	Unaudited
Production equipment	742,860	742,860	570,887
Computer and software	94,238	93,320	71,716
Furniture and Fittings	9,070	12,202	9,377
Office Equipment	6,689	6,689	5,140
Renovation	117,803	117,803	90,532
Construction in Progress	868	8,280	6,365
Total	971,528	981,154	754,017
Less: accumulated depreciation	(684,970)	(773,107)	(594,133)
Net book value	286,558	208,047	159,884

Depreciation expense for the six months periods ended October 31, 2024 and 2025 was S$95,602 and S$89,026 (US$68,417) respectively.

6	Property and equipment, net

	As of April 30,
	2024	2025	2025
	S$	S$	US$
Production Equipment	571,691	742,860	569,030
Computer and Software	68,674	94,238	72,186
Furniture and Fittings	4,046	9,070	6,948
Office Equipment	6,688	6,689	5,124
Renovation	111,633	117,803	90,237
Construction in Progress	-	868	665
Total	762,732	971,528	744,190
Less: accumulated depreciation	(529,423)	(684,970)	(524,687)
Net book value	233,309	286,558	219,503

Depreciation expense for the years ended April 30, 2024 and 2025 was S$176,713 and S$186,963 (US$143,214), respectively.